Commitments and Credit Risk - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Minimum [Member]
Commitments And Contingencies [Line Items]
Fixed interest rate loan commitments	2.15%	2.15%
Fixed interest rate loan commitments maturity period	4 months	6 months
Maximum [Member]
Commitments And Contingencies [Line Items]
Fixed interest rate loan commitments	8.50%	8.50%
Fixed interest rate loan commitments maturity period	60 months	24 months